May 2, 2005



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

ATTN: Document Control - EDGAR

RE:   IDS Life Variable Life Separate Account
      American Express(R) Variable Universal Life IV (VUL IV)/
      American Express(R) Variable Universal Life IV - Estate Series (VUL IV ES) and American Express(R) Variable Universal Life III (VUL III)
      File No. 333-69777/811-4298

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,


/s/ Mary Ellyn Minenko
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    Mary Ellyn Minenko
    Counsel